Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 10,872	$ 3,290
Accounts receivable:
Trade, net	1,994	1,790
Other	399	760
Short-term restricted deposits		560
Total current assets	13,265	6,400
Non-current assets:
Long-term restricted deposits	3	127
Long-term deposit	104	21
Other non-current assets	142	228
Property and equipment, net	88	92
Right-of-use assets	779	190
Deferred tax assets	181
Intangible assets, net	1,386	4,884
Goodwill	4,118	10,429
Total non current assets	6,801	15,971
Total assets	20,066	22,371
Accounts payable and accruals:
Trade	369	2,167
Other	2,439	2,350
Short-term bank loans		1,606
Current maturities of long-term loans	290	617
Contract liabilities	1,983	1,170
Derivative financial instruments	109	26
Short-term lease liabilities	370	204
Total current liabilities	5,560	8,140
Non-current liabilities:
Long-term lease liabilities	523	13
Long-term loans, net of current maturities	802	606
Deferred tax liabilities		301
Total non current liabilities	1,325	920
Total liabilities	6,885	9,060
Equity:
Ordinary shares
Share premium	100,576	95,077
Other equity reserves	14,938	15,042
Accumulated deficit	(102,333)	(96,808)
Total equity	13,181	13,311
Total liabilities and equity	$ 20,066	$ 22,371